Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF
July 31, 2020 (unaudited)

	Shares	Value
Exchange Traded Note — 1.0%

Volatility Note — 1.0%
iPath Series B S&P 500 VIX Short-Term Futures ETN*
(Cost $117,861)	4,407	$125,688

Investment Companies — 99.1%

Bank Loan Funds — 7.5%
Invesco Senior Loan ETF(a)	32,991	713,925
SPDR Blackstone / GSO Senior Loan ETF	5,732	253,240

Total Bank Loan Funds		967,165

International Equity Core Funds — 30.3%
iShares Core MSCI EAFE ETF	31,930	1,863,435
Vanguard FTSE Developed Markets ETF(a)	51,223	2,039,187

Total International Equity Core Funds		3,902,622

International Large Cap Growth Fund — 5.7%
iShares MSCI EAFE Growth ETF(a)	8,434	728,866

Investment Grade Corporate Bond Funds — 15.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1,613	100,006
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,205	1,135,162
Vanguard Intermediate-Term Corporate Bond ETF	7,692	744,816

Total Investment Grade Corporate Bond Funds		1,979,984

U.S. Large Cap Core Fund — 6.9%
Financial Select Sector SPDR Fund(a)	37,068	890,744

U.S. Large Cap Growth Funds — 20.8%
iShares Core S&P U.S. Growth ETF	3,526	271,114
Schwab U.S. Large-Cap Growth ETF(a)	3,043	332,874
SPDR Portfolio S&P 500 Growth ETF	5,021	241,460
Vanguard Growth ETF(a)	7,858	1,708,095
Vanguard Russell 1000 Growth ETF	588	125,032

Total U.S. Large Cap Growth Funds		2,678,575

U.S. Long Term Treasury Bond Funds — 2.1%
iShares 20+ Year Treasury Bond ETF	1,315	224,865
SPDR Portfolio Long Term Treasury ETF	567	27,704
Vanguard Long-Term Treasury ETF	242	25,202

Total U.S. Long Term Treasury Bond Funds		277,771

U.S. Preferred Funds — 2.0%
Invesco Preferred ETF	4,566	67,211
iShares Preferred & Income Securities ETF(a)	5,115	185,061

Total U.S. Preferred Funds		252,272

U.S. Small Cap Growth Funds — 1.4%
iShares Russell 2000 Growth ETF	316	67,649
iShares S&P Small-Cap 600 Growth ETF	190	34,062
Vanguard Small-Cap Growth ETF(a)	400	84,516

Total U.S. Small Cap Growth Funds		186,227

U.S. Ultra Short Term Bond Funds — 7.0%
Goldman Sachs Access Treasury 0-1 Year ETF	1,397	140,357
Invesco Treasury Collateral ETF	2,041	215,897
IQ Ultra Short Duration ETF†	5,104	253,158

	Shares	Value
Investment Companies (continued)

U.S. Ultra Short Term Bond Funds (continued)
iShares Short Treasury Bond ETF(a)	1,661	$183,939
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	1,089	99,687

Total U.S. Ultra Short Term Bond Funds		893,038

Total Investment Companies
(Cost $11,663,809)		12,757,264

Short-Term Investments — 6.8%

Money Market Funds — 6.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.06%(b)(c)	864,666	864,666
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%(b)	9,395	9,395
Total Short-Term Investments
(Cost $874,061)		874,061

Total Investments — 106.9%
(Cost $12,655,731)		13,757,013
Other Assets and Liabilities, Net — (6.9)%		(880,870)
Net Assets — 100.0%		$12,876,143

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,733,345; total market value of collateral held by the Fund was $3,860,460. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,995,794.
(b)	Reflects the 1-day yield at July 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

July 31, 2020 (unaudited)

Total Return Swap contracts outstanding at July 31, 2020:

		Annual Financing			Notional	Value
		Rate			Amount	Unrealized
		Received/	Expiration	Payment	Long/	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	Frequency	(Short)	(Depreciation)(d)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	0 .05	3/30/2021	Monthly	$(237,832)	$–
Energy Select Sector SPDR Fund	Morgan Stanley	–	3/30/2021	Monthly	(119,331)	–
Financial Select Sector SPDR Fund	Morgan Stanley	0 .60	3/30/2021	Monthly	89,512	–
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	14,066	–
Health Care Select Sector SPDR Fund	Morgan Stanley	–	3/30/2021	Monthly	(138,244)	–
Invesco Preferred ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	6,756	–
Invesco Senior Loan ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	71,758	–
Invesco Treasury Collateral ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	21,685	–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	0 .60	3/30/2021	Monthly	12,634	–
IQ Ultra Short Duration ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	21,130	–
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	22,572	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	10,044	–
iShares Core MSCI EAFE ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	187,277	–
iShares Core S&P U.S. Growth ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	27,219	–
iShares Core U.S. REIT ETF	Morgan Stanley	(3 .05)	3/30/2021	Monthly	(55,085)	–
iShares Edge MSCI USA Momentum Factor ETF	Morgan Stanley	(0 .70)	3/30/2021	Monthly	(237,342)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	114,139	–
iShares MSCI EAFE Growth ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	73,284	–
iShares Preferred & Income Securities ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	18,597	–
iShares Russell 2000 Growth ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	6,851	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	3,406	–
iShares Short Treasury Bond ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	18,494	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	(3 .35)	3/30/2021	Monthly	(35,454)	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	33,473	–
Schwab U.S. REIT ETF	Morgan Stanley	(1 .40)	3/30/2021	Monthly	(175,269)	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	25,448	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	9,978	–
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	2,785	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	24,285	–
Technology Select Sector SPDR Fund	Morgan Stanley	0 .05	3/30/2021	Monthly	(234,332)	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	(1 .70)	3/30/2021	Monthly	(74,851)	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	204,942	–
Vanguard Growth ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	171,722	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	74,850	–
Vanguard Long-Term Treasury ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	2,499	–
Vanguard Russell 1000 Growth ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	12,546	–

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

July 31, 2020 (unaudited)

Total Return Swap contracts outstanding at July 31, 2020: (continued)

		Annual Financing			Notional	Value
		Rate			Amount	Unrealized
		Received/	Expiration	Payment	Long/	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	Frequency	(Short)	(Depreciation)(d)
Vanguard Small-Cap Growth ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	$8,452	$–
$–

At July 31, 2020 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d) Reflects the value at reset date of July 31, 2020.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Investment Companies	$12,757,264	$–	$–	$12,757,264
Exchange Traded Note	125,688	–	–	125,688
Short-Term Investments:
Money Market Funds	874,061	–	–	874,061
Total Investments in Securities	13,757,013	–	–	13,757,013
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$13,757,013	$–	$–	$13,757,013
Liability Valuation Inputs
Other Financial Instruments:(f)
Swap Contracts	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2020 is as follows:

Affiliated Holdings
	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2020	Value ($) at 07/31/2020
IQ Ultra Short Duration ETF	5,656	279,689	229,110	(253,822)	2,007	(3,826)	586	–	5,104	253,158
	5,656	279,689	229,110	(253,822)	2,007	(3,826)	586	–	5,104	253,158